REVENUE AND OTHER OPERATING INCOME - Schedule of Other Operating Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue [abstract]
Loss on termination of vessel lease	$ 0	$ (431)
Gain on sale of vessels	21,959	4,618
Gain on settlement of claim	397	1,202
Gain on pool arrangements	1,283	248
Other gains	41	8
Total other operating income	$ 23,680	$ 5,645